SUBSEQUENT EVENTS (Details Narrative) - Distoken Acquisition Corporation [Member]		1 Months Ended	4 Months Ended	12 Months Ended
	Nov. 10, 2023 CNY (¥) shares	May 18, 2024 CNY (¥)	Apr. 30, 2024 shares	Dec. 31, 2024 CNY (¥) Integer	Dec. 31, 2023 CNY (¥) shares	Mar. 03, 2025 CNY (¥)	Jan. 24, 2025 CNY (¥)	Dec. 23, 2024 CNY (¥)	Nov. 20, 2024 CNY (¥)	Nov. 14, 2024 CNY (¥)	Oct. 30, 2024 CNY (¥)	Sep. 22, 2024 CNY (¥)	Aug. 21, 2024 CNY (¥)	Jun. 28, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Apr. 22, 2024 CNY (¥)	Apr. 16, 2024 CNY (¥)	Apr. 09, 2024 CNY (¥)	Mar. 28, 2024 CNY (¥)	Feb. 26, 2024 CNY (¥)	Feb. 21, 2024 CNY (¥)	Jan. 17, 2024 CNY (¥)
Subsequent Event [Line Items]
Borrowings	¥ 60,000
Issuance of ordinary shares, shares | shares	3,018,308				545,000
Deposited amount				¥ 690,000	¥ 690,000
Number of Operating Segments | Integer				1
Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount	¥ 360,000			¥ 60,000						¥ 360,000
Deposited amount				¥ 420,000				¥ 30,000	¥ 30,000		¥ 30,000	¥ 30,000	¥ 30,000	¥ 30,000	¥ 30,000	¥ 30,000	¥ 90,000	¥ 30,000	¥ 30,000		¥ 30,000	¥ 30,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Deposited amount						¥ 30,000	¥ 30,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares | shares			90,000
Extension funds																		210,000
Extension fund reimbursement																		150,000
Extension fund payment																		¥ 60,000
Extension fund monthly payment		¥ 30,000
Subsequent Event [Member] | 2024 Note [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount																				¥ 1,000,000
Borrowings																	¥ 265,688